SUMMARY OF RSU’s (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Restricted Stock Units, Unvested and Outstanding, beginning balance	116,944	105,727
Weighted Average Exercise Price Per Share, Unvested and Outstanding, beginning balance	$ 157.89	$ 157.89
Restricted Stock Units, Granted	234,525	14,015
Weighted Average Exercise Price Per Share, Granted	$ 4.00	$ 157.89
Restricted Stock Units, Forfeited/Canceled/Expired	(105,880)	(2,798)
Weighted Average Exercise Price Per Share, Forfeited/Canceled/Expired	$ 157.89	$ 157.89
Restricted Stock Units, Vested and Outstanding, ending balance	245,589	116,944
Weighted Average Exercise Price Per Share, Vested and Outstanding, ending balance	$ 10.93	$ 157.89